Business Combination - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Mar. 11, 2019	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Net Assets Acquired
Goodwill	$ 13,296	$ 88,393	$ 88,393	$ 88,393	$ 75,097
Identifiable intangible assets acquired
Other assets, net	36
Property and equipment	70
Net working capital acquired, net of cash acquired	(1,603)
Total purchase consideration	17,229
Customer Relationships [Member]
Identifiable intangible assets acquired
Intangible assets	2,680
Developed Technology Rights [Member]
Identifiable intangible assets acquired
Intangible assets	1,270
Trademarks and Trade Names [Member]
Identifiable intangible assets acquired
Intangible assets	$ 1,480